Customer Accounts Receivable	12 Months Ended
Mar. 31, 2025
Customer Accounts Receivable [Abstract]
Customer accounts receivable

14.    Customer accounts receivable

Customer accounts receivable is mainly due from credit card companies, which are payment processors, for settlement of funds from customers. There are no overdue customer accounts receivable as of March 31, 2024 and March 31, 2025. For allowance for doubtful receivables, see Note 4 (1) (a) “Credit risk.”